Statement of Changes in Net Assets Available for Benefits - EBP 017 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net assets available for benefits at beginning of year	$ 51,442,801
Contributions:
Participant	1,402,625
Employer	1,158,219
Total contributions	2,560,844
Interest in net investment gain from participation in Lockheed Martin Corporation Defined Contribution Plans Master Trust	6,310,515
Interest income on notes receivable from participants	21,839
Total additions	8,893,198
Deductions from net assets:
Distributions and withdrawals	4,829,862
Administrative expenses	78,479
Total deductions	4,908,341
Change in net assets	3,984,857
Net assets available for benefits at end of year	55,427,658
ESOP Fund
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net assets available for benefits at beginning of year	8,743,821
Contributions:
Participant	76,328
Employer	434,798
Total contributions	511,126
Interest in net investment gain from participation in Lockheed Martin Corporation Defined Contribution Plans Master Trust	179,249
Interest income on notes receivable from participants	0
Total additions	690,375
Deductions from net assets:
Distributions and withdrawals	1,151,271
Administrative expenses	109
Total deductions	1,151,380
Change in net assets	(461,005)
Net assets available for benefits at end of year	8,282,816
Participant- Directed Investments
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net assets available for benefits at beginning of year	42,698,980
Contributions:
Participant	1,326,297
Employer	723,421
Total contributions	2,049,718
Interest in net investment gain from participation in Lockheed Martin Corporation Defined Contribution Plans Master Trust	6,131,266
Interest income on notes receivable from participants	21,839
Total additions	8,202,823
Deductions from net assets:
Distributions and withdrawals	3,678,591
Administrative expenses	78,370
Total deductions	3,756,961
Change in net assets	4,445,862
Net assets available for benefits at end of year	$ 47,144,842